UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

May 16, 2020 to June 17, 2020

Commission File Number of issuing entity: 333-180779-10

Central Index Key Number of issuing entity: 0001612124

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Central Index Key Number of depositor: 0001547361

MORGAN STANLEY CAPITAL I INC.

(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC

(Central Index Key Number: 0001541557)

Bank of America, National Association

(Central Index Key Number: 0001102113)

CIBC Inc.

(Central Index Key Number: 0001548567)

(Exact names of sponsors as specified in their respective charters)

Amy Kim (212) 762-5079

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

47-1769465

47-1947014

47-1981599

47-6562808

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-SB	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-5	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
PST	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 17, 2020, a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from May 16, 2020 to June 17, 2020.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS 15-G”) on May 15, 2020. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on May 12, 2020. The CIK number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on January 30, 2020. The CIK number of CIBC Inc. is 0001548567.

PART II – OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 9. Other Information.

Wells Fargo Bank, National Association, in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	05/15/2020	$0.00
Current Distribution Date:	06/17/2020	$0.00

*REO Account Balance
Prior Distribution Date:	05/15/2020	$0.00
Current Distribution Date:	06/17/2020	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	05/15/2020	$0.00
Current Distribution Date:	06/17/2020	$0.00

Interest Reserve Account Balance
Prior Distribution Date:	05/15/2020	$0.00
Current Distribution Date:	06/17/2020	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	05/15/2020	$0.00
Current Distribution Date:	06/17/2020	$0.00

TA Unused Fees Account Balance
Prior Distribution Date:	05/15/2020	$0.00
Current Distribution Date:	06/17/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the June 17, 2020 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the June 17, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: June 30, 2020